Significant Concentrations of Credit Risk - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Concentration Risk [Line Items]
Concentration of risk description	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets.	no concentration with a single obligor exceeded 1% of the Company’s consolidated total assets.
Transportation equipment | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	9.20%	9.30%
Consumer - Real Estate Loans | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	13.50%	14.80%
Japan | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 7,487	¥ 7,138
Japan | Geographic Concentration Risk | Assets | Customer [Member]
Concentration Risk [Line Items]
Concentration risk , percentage	70.00%	70.00%
United States | Geographic Concentration Risk
Concentration Risk [Line Items]
Credit exposures on a geographic basis	¥ 1,429	¥ 1,355